Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets (Textual) [Abstract]
Goodwill impairment charges	$ 0	$ 0
Less: Amortization	$ (10,142)	$ (8,253)	$ 4,800